Earnings Per Share - Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Diluted earnings per share
Weighted average number of outstanding ordinary shares in issue	865,770,498	857,038,725
Effect of share options and LTIP awards	7,098,996	15,525,788
Weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding	872,869,494	872,564,513
Net income attributable to the Company	$ 15,928	$ 454,954
Diluted earnings per share attributable to the Company (US$ per share)	$ 0.02	$ 0.52